Segment Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information
Note 12. Segment Information
Beginning in 2025, the Company’s management directs operations as two reportable operating segments, the “Asset Management” segment, which provides investment advisory services and the “Corporate and Other” segment, which includes the Company’s bitcoin treasury operations. Prior to 2025, the Company’s management evaluated performance and allocated resources in consideration of only one operating segment, the Asset Management segment, as the Company’s sole operations were related to its asset management business, with no consideration of a potential bitcoin treasury strategy. As a result, prior to 2025, all revenues and expenses were related to the Company’s Asset Management segment. Beginning in 2025, costs that are not directly allocable to a specific operating segment, including, but not limited to, employee-related costs, general and administrative expenses, such as rent expense, and depreciation and amortization, are allocated using a reasonable allocation methodology, which is primarily represented by the relative percentage of resources used by each segment.
The Company’s CODM is its Chief Executive Officer, who utilizes key financial metrics, including net income (loss), to assess performance and make decisions regarding allocation of resources, such as capital allocation, determining compensation, and managing costs. The CODM also evaluates significant revenues and expenses by reportable segment to evaluate key operating decisions.
The following summarizes the information reviewed by the CODM to evaluate the Company’s Asset Management and Corporate and Other net income (loss) for the period from September 12, 2025 to September 30, 2025, the period from July 1, 2025 to September 11, 2025, and the three months ended September 30, 2024 (amounts in thousands):

	Period from September 12, 2025 to September 30, 2025 (Successor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$246	$—	$246
Other revenue	—	9	9
Total revenues	246	9	255

Operating expenses:
Fund management and administration	282	—	282
Employee compensation and benefits	3,129	15,591	18,720
General and administrative expense	91	354	445
Marketing and advertising	3	15	18
Depreciation and amortization	—	12	12
Total operating expenses	3,505	15,972	19,477

Investment gains/(losses):
Net unrealized loss on digital assets	—	(10,133)	(10,133)
Other derivative loss	—	(14,731)	(14,731)
Net investment gains/(losses)	—	(24,864)	(24,864)
Net operating loss	(3,259)	(40,827)	(44,086)

Other income/(expense):
Other income	3	65	68
Transaction costs	—	(7,484)	(7,484)
Goodwill and intangible asset impairment	—	(140,785)	(140,785)
Total other income/(expense)	3	(148,204)	(148,201)
Net loss before income taxes	(3,256)	(189,031)	(192,287)
Income tax benefit/(expense)	—	—	—
Net loss	$(3,256)	$(189,031)	$(192,287)

	Period from July 1, 2025 to September 11, 2025 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$1,283	$—	$1,283
Other revenue	—	5	5
Total revenues	1,283	5	1,288

Operating expenses:
Fund management and administration	1,251	—	1,251
Employee compensation and benefits	1,550	1,601	3,151
General and administrative expense	252	619	871
Marketing and advertising	10	58	68
Depreciation and amortization	—	43	43
Total operating expenses	3,063	2,321	5,384

	Period from July 1, 2025 to September 11, 2025 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated

Investment gains/(losses):
Net unrealized loss on digital assets	—	—	—
Other derivative loss	—	—	—
Net investment gains/(losses)	—	—	—
Net operating loss	(1,780)	(2,316)	(4,096)

Other income/(expense):
Other income/(expense)	15	(5)	10
Transaction costs	—	(10,280)	(10,280)
Goodwill and intangible asset impairment	—	—	—
Total other income/(expense)	15	(10,285)	(10,270)
Net loss before income taxes	(1,765)	(12,601)	(14,366)
Income tax benefit/(expense)	—	—	—
Net loss	$(1,765)	$(12,601)	$(14,366)

	Three Months Ended September 30, 2024 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$950	$—	$950
Other revenue	34	—	34
Total revenues	984	—	984

Operating expenses:
Fund management and administration	1,272	—	1,272
Employee compensation and benefits	2,182	—	2,182
General and administrative expense	4,404	—	4,404
Marketing and advertising	89	—	89
Depreciation and amortization	47	—	47
Total operating expenses	7,994	—	7,994

Investment gains/(losses):
Net unrealized loss on digital assets	—	—	—
Other derivative loss	—	—	—
Net investment gains/(losses)	—	—	—
Net operating loss	(7,010)	—	(7,010)

Other income/(expense):
Other income	208	—	208
Transaction costs	—	—	—
Goodwill and intangible asset impairment	—	—	—
Total other income/(expense)	208	—	208
Net loss before income taxes	(6,802)	—	(6,802)
Income tax benefit/(expense)	—	—	—
Net loss	$(6,802)	$—	$(6,802)

The following summarizes the information reviewed by the CODM to evaluate the Company’s Asset Management and Corporate and Other net income (loss) for the period from September 12, 2025 to September 30, 2025, the period from January 1, 2025 to September 11, 2025, and the nine months ended September 30, 2024 (amounts in thousands):

	Period from September 12, 2025 to September 30, 2025 (Successor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$246	$—	$246
Other revenue	—	9	9
Total revenues	246	9	255

Operating expenses:
Fund management and administration	282	—	282
Employee compensation and benefits	3,129	15,591	18,720
General and administrative expense	91	354	445
Marketing and advertising	3	15	18
Depreciation and amortization	—	12	12
Total operating expenses	3,505	15,972	19,477

Investment gains/(losses):
Net unrealized loss on digital assets	—	(10,133)	(10,133)
Other derivative loss	—	(14,731)	(14,731)
Net investment gains/(losses)	—	(24,864)	(24,864)
Net operating loss	(3,259)	(40,827)	(44,086)

Other income/(expense):
Other income	3	65	68
Transaction costs	—	(7,484)	(7,484)
Goodwill and intangible asset impairment	—	(140,785)	(140,785)
Total other income/(expense)	3	(148,204)	(148,201)
Net loss before income taxes	(3,256)	(189,031)	(192,287)
Income tax benefit/(expense)	—	—	—
Net loss	$(3,256)	$(189,031)	$(192,287)

	Period from January 1, 2025 to September 11, 2025 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$4,187	$—	$4,187
Other revenue	7	28	35
Total revenues	4,194	28	4,222

Operating expenses:
Fund management and administration	4,250	—	4,250
Employee compensation and benefits	4,861	2,361	7,222
General and administrative expense	2,672	1,557	4,229
Marketing and advertising	88	143	231
Depreciation and amortization	52	97	149
Total operating expenses	11,923	4,158	16,081

	Period from January 1, 2025 to September 11, 2025 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated

Investment gains/(losses):
Net unrealized loss on digital assets	—	—	—
Other derivative loss	—	—	—
Net investment gains/(losses)	—	—	—
Net operating loss	(7,729)	(4,130)	(11,859)

Other income/(expense):
Other income	360	226	586
Transaction costs	—	(15,717)	(15,717)
Goodwill and intangible asset impairment	—	—	—
Total other income/(expense)	360	(15,491)	(15,131)
Net loss before income taxes	(7,369)	(19,621)	(26,990)
Income tax benefit/(expense)	—	—	—
Net loss	$(7,369)	$(19,621)	$(26,990)

	Nine Months Ended September 30, 2024 (Predecessor)
	Asset Management	Corporate & Other	Total Consolidated
Revenues:
Investment advisory fees	$2,560	$—	$2,560
Other revenue	55	—	55
Total revenues	2,615	—	2,615

Operating expenses:
Fund management and administration	3,488	—	3,488
Employee compensation and benefits	6,465	—	6,465
General and administrative expense	10,040	—	10,040
Marketing and advertising	443	—	443
Depreciation and amortization	141	—	141
Total operating expenses	20,577	—	20,577

Investment gains/(losses):
Net unrealized loss on digital assets	—	—	—
Other derivative loss	—	—	—
Net investment gains/(losses)	—	—	—
Net operating loss	(17,962)	—	(17,962)

Other income/(expense):
Other income	500	—	500
Transaction costs	—	—	—
Goodwill and intangible asset impairment	—	—	—
Total other income/(expense)	500	—	500
Net loss before income taxes	(17,462)	—	(17,462)
Income tax benefit/(expense)	—	—	—
Net loss	$(17,462)	$—	$(17,462)

The total assets of the Company’s operating segments are summarized as follows (in thousands):

	September 30, 2025 (Successor)	December 31, 2024 (Predecessor)
Asset Management	$1,471	$28,197
Corporate & Other	791,105	—
Total	$792,576	$28,197